STOCK-BASED COMPENSATION (Details Narrative)	Sep. 30, 2021 USD ($)
Share-based Payment Arrangement [Abstract]
Aggregate intrinsic value of "in the money" outstanding	$ 1,564,100
Aggregate intrinsic value of "in the money" exercisable	$ 1,355,063